Inventories	6 Months Ended
Jun. 30, 2024
Disclosure of Measuring inventories [Abstract]
Inventories
11. Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

(€ thousands)	At June 30, 2024	At December 31, 2023
Raw materials, ancillary materials and consumables	93,150	90,460
Work-in-progress and semi-finished products	50,788	46,735
Finished goods	396,853	385,394
Total inventories	540,791	522,589

The amount of provisions for slow moving and obsolete inventories (net of utilizations and releases) recognized for the six months ended June 30, 2024 and 2023 was €7,775 thousand and €19,292 thousand, respectively.